Shareholders' Equity - Schedule of Fair Value of Such Options and Warrants Equals to Company’s Share Price on the Date of Grant (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Fair Value of Such Options and Warrants Equals to Company’s Share Price on the Date of Grant [Line Items]
Total	$ 482
Research and development expenses [Member]
Schedule of Fair Value of Such Options and Warrants Equals to Company’s Share Price on the Date of Grant [Line Items]
Total	173
General and administrative expenses [Member]
Schedule of Fair Value of Such Options and Warrants Equals to Company’s Share Price on the Date of Grant [Line Items]
Total	124
Finance expense, net [Member]
Schedule of Fair Value of Such Options and Warrants Equals to Company’s Share Price on the Date of Grant [Line Items]
Total	$ 185